NUCLEAR PLANT RETIREMENT (Details) - USD ($) $ in Millions	3 Months Ended					12 Months Ended	24 Months Ended	36 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Jun. 30, 2013	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2015	Feb. 01, 2012
SONGS Plant Investment [Line Items]
Regulatory Asset, Nuclear Plant Closure	$ 257					$ 257		$ 257
Regulatory Asset, Current, Nuclear Plant Closure	42					42		42
Regulatory Asset, Noncurrent, Nuclear Plant Closure	215					215		$ 215
Loss From Plant Closure, After Tax (cumulative)					$ 119	125
Plant closure (adjustment) loss, after tax	2	$ 13	$ 12	$ 9
Nuclear Plant, Return On Ratebase							2.35%	2.35%
Portion Of Weighted Average Return On Preferred Stock Included In Nuclear Plant Return On Ratebase									50.00%
Nuclear Plant, Net Book Investment, Steam Generator Replacement									$ 160
Authorized Recovery Of Replacement Power Purchase Costs						165
Other Commitments [Line Items]
Five-year research funding commitment, annual amount	1					1		$ 1
San Diego Gas and Electric Company [Member]
SONGS Plant Investment [Line Items]
Regulatory Asset, Nuclear Plant Closure	257					257		257
Regulatory Asset, Current, Nuclear Plant Closure	42					42		42
Regulatory Asset, Noncurrent, Nuclear Plant Closure	215					215		$ 215
Loss From Plant Closure, After Tax (cumulative)					$ 119	125
Plant closure (adjustment) loss, after tax	2	$ 13	$ 12	$ 9
Nuclear Plant, Return On Ratebase							2.35%	2.35%
Portion Of Weighted Average Return On Preferred Stock Included In Nuclear Plant Return On Ratebase									50.00%
Nuclear Plant, Net Book Investment, Steam Generator Replacement									$ 160
Authorized Recovery Of Replacement Power Purchase Costs						165
Other Commitments [Line Items]
Five-year research funding commitment, annual amount	$ 1					$ 1		$ 1